Stock Based Compensation (Options Information by Exercise Price Range) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	402,958
Outstanding options, weighted average remaining term, years	5 years 8 months 16 days
Outstanding options, weighted average exercise price	$ 8.52
Exercisable options, number of shares	319,737
Exercisable options, weighted average exercise price	$ 8.66
Intrinsic value of outstanding options	$ 725,753
Intrinsic value of exercisable options	$ 535,834
$4.94 - $7.64 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	95,131
Outstanding options, weighted average remaining term, years	6 years 2 months 5 days
Outstanding options, weighted average exercise price	$ 6.36
Exercisable options, number of shares	95,131
Exercisable options, weighted average exercise price	$ 6.36
Exercise price lower limit	$ 4.94
Exercise price upper limit	$ 7.64
$7.65 - $8.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	138,207
Outstanding options, weighted average remaining term, years	8 years 3 months 18 days
Outstanding options, weighted average exercise price	$ 7.90
Exercisable options, number of shares	54,986
Exercisable options, weighted average exercise price	$ 7.77
Exercise price lower limit	$ 7.65
Exercise price upper limit	$ 8.65
$8.66 - $10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	46,620
Outstanding options, weighted average remaining term, years	2 years 1 month 21 days
Outstanding options, weighted average exercise price	$ 9.74
Exercisable options, number of shares	46,620
Exercisable options, weighted average exercise price	$ 9.74
Exercise price lower limit	$ 8.66
Exercise price upper limit	$ 10.00
$10.01 - $11.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	123,000
Outstanding options, weighted average remaining term, years	3 years 9 months 22 days
Outstanding options, weighted average exercise price	$ 10.43
Exercisable options, number of shares	123,000
Exercisable options, weighted average exercise price	$ 10.43
Exercise price lower limit	$ 10.01
Exercise price upper limit	$ 11.31